SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Apr. 18, 2016	Mar. 31, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2013
Subsequent Event [Line Items]
Consideration						$ 14,097
Number of ordinary shares re-purchased				774,936
Ordinary shares re-purchased, consideration					$ 3,741
Subsequent Event [Member] | Forecast [Member]
Subsequent Event [Line Items]
Number of ordinary shares re-purchased		476
Ordinary shares re-purchased, consideration		$ 2,381
Subsequent Event [Member] | Leaders in Community Alternatives [Member]
Subsequent Event [Line Items]
Ownership interests			100.00%
Consideration			$ 3,000
Subsequent Event [Member] | Safend Ltd [Member] | Forecast [Member]
Subsequent Event [Line Items]
Ownership interests		100.00%
Consideration		$ 1,500
Subsequent Event [Member] | POWA Technologies Ltd [Member] | Forecast [Member]
Subsequent Event [Line Items]
Consideration	$ 1,135